Vanguard Total Bond Market Index Fund Investment Risks - Institutional Select Prospectus [Member] - Vanguard Total Bond Market Index Fund	Dec. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Bond Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. During periods of falling interest rates, the Fund’s income may decline. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Bond Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Bond Liquidity Risk. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced. There may be limited trading in the secondary market for certain debt securities, which could make them more difficult to value or sell.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. Calls on bonds held by the Fund would result in the Fund losing any price appreciation above the bond’s call price. In addition, because bond calls occur more frequently during periods of falling interest rates, the Fund likely would be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. Frequent bond calls and subsequent reinvestments of the proceeds also would increase the Fund’s turnover rate.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Prepayment Risk. Certain bonds are subject to risks associated with prepayment. Prepayment risk for callable bonds is described under Call Risk. With respect to mortgage-backed, asset-backed, and similar debt securities, prepayment typically refers to borrowers repaying their debt early (e.g., before the maturity date). Prepayment of bonds held by the Fund would result in the Fund losing any price appreciation above the amount repaid (or the bond’s call price, in the case of callable bonds). In addition, because prepayments occur more frequently in low interest rate environments, the Fund likely would be forced to reinvest the proceeds from any prepayments at a lower interest rate than when the prepaid bonds were purchased, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. Frequent prepayments and subsequent reinvestment of the proceeds also would increase the Fund’s turnover rate.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension Risk. During periods of rising interest rates, certain bonds held by the Fund may be paid off substantially more slowly than originally anticipated. As a result, the value of the bonds may fall, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Additionally, because the Fund does not hold all of the securities included in the Target Index, it is subject to the risk that the representative sample of securities selected by the advisor will, in the aggregate, vary from the investment profile of the full Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.